Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Future Minimum Lease Payments Required under Operating Leases
The Company leases office space and equipment from an affiliate (see further information in note 16). The future minimum lease payments required under operating leases are as follows:

2018	$24
2019	24
2020	13
2021	—
2022	—
2023 and beyond	—
Total	$61